UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04526

Name of Registrant: Vanguard Quantitative Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Item 1: Schedule of Investments

Vanguard Growth and Income Fund

Schedule of Investments
As of December 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (97.1%)[1]
Consumer Discretionary (14.2%)
	Comcast Corp. Class A	847,202	44,025
	Walt Disney Co.	444,092	33,929
	McDonald's Corp.	344,459	33,423
*	DIRECTV	463,607	32,031
	Home Depot Inc.	336,612	27,717
*	priceline.com Inc.	23,200	26,968
	Ford Motor Co.	1,733,085	26,741
	Wyndham Worldwide Corp.	340,245	25,073
	NIKE Inc. Class B	308,628	24,270
*	Amazon.com Inc.	55,738	22,228
	Time Warner Inc.	317,994	22,171
	Viacom Inc. Class B	235,100	20,534
*	General Motors Co.	487,091	19,907
	Time Warner Cable Inc.	143,320	19,420
	Goodyear Tire & Rubber Co.	802,860	19,148
	Lowe's Cos. Inc.	365,988	18,135
	Cablevision Systems Corp. Class A	958,084	17,178
*	O'Reilly Automotive Inc.	132,200	17,015
*	Charter Communications Inc. Class A	119,500	16,343
	Whirlpool Corp.	92,186	14,460
	TJX Cos. Inc.	212,900	13,568
	Staples Inc.	821,972	13,061
	Gannett Co. Inc.	429,654	12,709
	Gap Inc.	323,125	12,628
	Wynn Resorts Ltd.	61,900	12,022
	Coach Inc.	213,003	11,956
	Macy's Inc.	199,880	10,674
*	MGM Resorts International	451,846	10,627
	Starwood Hotels & Resorts Worldwide Inc.	132,900	10,559
	Interpublic Group of Cos. Inc.	567,441	10,044
	Kohl's Corp.	172,880	9,811
	Johnson Controls Inc.	188,460	9,668
	GameStop Corp. Class A	174,410	8,591
*	Netflix Inc.	23,200	8,542
	Starbucks Corp.	106,447	8,344
	Delphi Automotive plc	131,161	7,887
	Newell Rubbermaid Inc.	243,110	7,879
*	Fossil Group Inc.	65,600	7,868
*	Liberty Media Corp. Class A	52,800	7,733
*	Graham Holdings Co. Class B	10,569	7,011
	Omnicom Group Inc.	93,550	6,957
	H&R Block Inc.	218,805	6,354
	Target Corp.	80,500	5,093
	Expedia Inc.	73,000	5,085
	International Game Technology	275,453	5,002
	Darden Restaurants Inc.	89,430	4,862
*	Dollar General Corp.	77,183	4,656
	Mattel Inc.	95,108	4,525
	PVH Corp.	32,706	4,449

CBS Corp. Class B	61,033	3,890
Ross Stores Inc.	51,463	3,856
* DR Horton Inc.	170,980	3,816
* Discovery Communications Inc. Class A	40,710	3,681
* Fifth & Pacific Cos. Inc.	109,500	3,512
Best Buy Co. Inc.	87,930	3,507
Harman International Industries Inc.	41,890	3,429
Yum! Brands Inc.	38,330	2,898
* AutoNation Inc.	42,160	2,095
* Boyd Gaming Corp.	178,743	2,013
PulteGroup Inc.	93,637	1,907
* Apollo Education Group Inc.	69,200	1,891
* Visteon Corp.	22,300	1,826
Family Dollar Stores Inc.	27,120	1,762
Leggett & Platt Inc.	56,920	1,761
Hasbro Inc.	28,517	1,569
Advance Auto Parts Inc.	13,900	1,538
Nordstrom Inc.	23,350	1,443
Service Corp. International	58,176	1,055
* TripAdvisor Inc.	12,242	1,014
Lear Corp.	10,500	850
* Live Nation Entertainment Inc.	30,200	597
Churchill Downs Inc.	5,694	510
* Christopher & Banks Corp.	53,000	453
* AutoZone Inc.	940	449
* Beazer Homes USA Inc.	14,400	352
* Michael Kors Holdings Ltd.	4,297	349
* Ascena Retail Group Inc.	13,800	292
* Biglari Holdings Inc.	570	289
Ruth's Hospitality Group Inc.	13,900	197
* Sally Beauty Holdings Inc.	5,600	169
* Container Store Group Inc.	3,200	149
Bon-Ton Stores Inc.	7,800	127
Regis Corp.	7,400	107
Cooper Tire & Rubber Co.	4,400	106
* DISH Network Corp. Class A	1,800	104
GNC Holdings Inc. Class A	1,779	104
* Lee Enterprises Inc.	25,194	87
* Ulta Salon Cosmetics & Fragrance Inc.	800	77
* Nautilus Inc.	7,902	67
* New York & Co. Inc.	13,139	57
Twenty-First Century Fox Inc. Class A	1,505	53
* Iconix Brand Group Inc.	1,100	44
Lincoln Educational Services Corp.	7,748	39
* Body Central Corp.	9,685	38
* Liberty Ventures Class A	309	38
* Build-A-Bear Workshop Inc.	4,853	37
Gildan Activewear Inc. Class A	600	32
* Crocs Inc.	1,900	30
* Jamba Inc.	2,200	27
* Kirkland's Inc.	1,000	24
Ambassadors Group Inc.	4,798	22
Hooker Furniture Corp.	1,220	20
* Taylor Morrison Home Corp. Class A	900	20
* Isle of Capri Casinos Inc.	2,200	20
* Big Lots Inc.	500	16
* ValueVision Media Inc. Class A	2,300	16

* Hovnanian Enterprises Inc. Class A	2,300	15
* G-III Apparel Group Ltd.	181	13
* Corinthian Colleges Inc.	6,050	11
* Smith & Wesson Holding Corp.	400	5
* Reading International Inc. Class A	700	5
Nutrisystem Inc.	300	5
* Express Inc.	200	4
* Citi Trends Inc.	100	2
Furniture Brands International Inc.	600	—
		783,372
Consumer Staples (9.1%)
PepsiCo Inc.	746,631	61,926
Procter & Gamble Co.	687,054	55,933
Coca-Cola Co.	1,212,474	50,087
CVS Caremark Corp.	581,572	41,623
Philip Morris International Inc.	438,513	38,208
Wal-Mart Stores Inc.	445,355	35,045
Walgreen Co.	388,984	22,343
Altria Group Inc.	471,638	18,106
Kimberly-Clark Corp.	158,241	16,530
Archer-Daniels-Midland Co.	360,123	15,629
Kraft Foods Group Inc.	287,345	15,494
Avon Products Inc.	857,897	14,773
Kroger Co.	353,600	13,978
Hershey Co.	122,800	11,940
ConAgra Foods Inc.	345,181	11,633
Mondelez International Inc. Class A	286,845	10,126
Coca-Cola Enterprises Inc.	221,540	9,776
Dr Pepper Snapple Group Inc.	183,663	8,948
Safeway Inc.	177,330	5,776
Mead Johnson Nutrition Co.	67,600	5,662
Colgate-Palmolive Co.	77,344	5,044
Kellogg Co.	82,260	5,024
Campbell Soup Co.	115,100	4,981
* Constellation Brands Inc. Class A	55,157	3,882
Molson Coors Brewing Co. Class B	53,860	3,024
General Mills Inc.	59,710	2,980
Sysco Corp.	74,699	2,697
* WhiteWave Foods Co. Class A	117,353	2,692
Costco Wholesale Corp.	17,730	2,110
Dean Foods Co.	94,755	1,629
Clorox Co.	11,360	1,054
Reynolds American Inc.	18,355	917
* Rite Aid Corp.	173,100	876
Hormel Foods Corp.	11,516	520
Beam Inc.	5,734	390
JM Smucker Co.	2,697	279
Tyson Foods Inc. Class A	5,570	186
* SUPERVALU Inc.	18,200	133
* Green Mountain Coffee Roasters Inc.	1,700	128
* Crimson Wine Group Ltd.	6,540	58
* Omega Protein Corp.	2,700	33
Andersons Inc.	300	27
* Monster Beverage Corp.	300	20
* Farmer Bros Co.	800	19
Cott Corp.	1,989	16

* Alliance One International Inc.	639	2
		502,257
Energy (9.3%)
Exxon Mobil Corp.	1,265,294	128,048
Chevron Corp.	371,742	46,434
Schlumberger Ltd.	470,200	42,370
Occidental Petroleum Corp.	445,486	42,366
Anadarko Petroleum Corp.	372,246	29,526
ConocoPhillips	353,284	24,959
Devon Energy Corp.	382,658	23,675
EOG Resources Inc.	108,800	18,261
Phillips 66	234,663	18,100
Murphy Oil Corp.	237,190	15,389
Apache Corp.	143,130	12,301
Marathon Oil Corp.	346,820	12,243
Kinder Morgan Inc.	338,173	12,174
Chesapeake Energy Corp.	416,240	11,297
Hess Corp.	133,600	11,089
Marathon Petroleum Corp.	96,717	8,872
* Southwestern Energy Co.	225,310	8,861
Helmerich & Payne Inc.	90,000	7,567
Peabody Energy Corp.	251,060	4,903
Halliburton Co.	91,800	4,659
* Cameron International Corp.	67,680	4,029
Cabot Oil & Gas Corp.	100,766	3,906
Valero Energy Corp.	75,130	3,786
CONSOL Energy Inc.	88,120	3,352
Baker Hughes Inc.	57,000	3,150
Tesoro Corp.	38,080	2,228
* Denbury Resources Inc.	130,450	2,143
* Newfield Exploration Co.	86,220	2,124
* WPX Energy Inc.	58,100	1,184
EQT Corp.	8,400	754
* Hercules Offshore Inc.	67,878	443
* SandRidge Energy Inc.	70,300	427
Frank's International NV	12,300	332
^ USEC Inc.	17,347	115
* Penn Virginia Corp.	11,900	112
Nabors Industries Ltd.	4,550	77
* Forest Oil Corp.	20,300	73
* Plains GP Holdings LP Class A	1,873	50
* Harvest Natural Resources Inc.	10,523	48
DHT Holdings Inc.	6,556	45
* Hyperdynamics Corp.	10,406	42
* Overseas Shipholding Group Inc.	5,500	42
* Gevo Inc.	10,076	14
* North American Energy Partners Inc.	1,300	8
		511,578
Financials (15.0%)
JPMorgan Chase & Co.	1,155,671	67,584
Citigroup Inc.	1,296,049	67,537
Bank of America Corp.	4,251,400	66,194
* Berkshire Hathaway Inc. Class B	550,385	65,254
Wells Fargo & Co.	1,436,065	65,197
American International Group Inc.	770,470	39,333
Goldman Sachs Group Inc.	138,820	24,607

Morgan Stanley	722,797	22,667
American Express Co.	238,557	21,644
Aon plc	255,281	21,416
Allstate Corp.	325,080	17,730
Travelers Cos. Inc.	183,016	16,570
Ameriprise Financial Inc.	139,044	15,997
State Street Corp.	177,300	13,012
Progressive Corp.	437,710	11,936
SLM Corp.	452,000	11,879
Fifth Third Bancorp	557,300	11,720
Assurant Inc.	171,100	11,356
Equity Residential	202,500	10,504
Bank of New York Mellon Corp.	297,975	10,411
Regions Financial Corp.	1,014,200	10,031
Chubb Corp.	100,052	9,668
SunTrust Banks Inc.	246,726	9,082
Comerica Inc.	185,758	8,831
McGraw Hill Financial Inc.	112,300	8,782
Aflac Inc.	117,370	7,840
Unum Group	215,164	7,548
BB&T Corp.	186,540	6,962
CME Group Inc.	88,578	6,950
XL Group plc Class A	210,938	6,716
MetLife Inc.	123,210	6,644
Public Storage	42,200	6,352
KeyCorp	468,204	6,283
Prologis Inc.	168,400	6,222
Lincoln National Corp.	114,500	5,911
Simon Property Group Inc.	38,741	5,895
Marsh & McLennan Cos. Inc.	120,100	5,808
Prudential Financial Inc.	62,670	5,780
Ventas Inc.	98,744	5,656
Discover Financial Services	98,929	5,535
PNC Financial Services Group Inc.	68,739	5,333
Legg Mason Inc.	122,186	5,313
* CBRE Group Inc. Class A	197,340	5,190
Plum Creek Timber Co. Inc.	109,600	5,098
* E*TRADE Financial Corp.	241,819	4,749
Principal Financial Group Inc.	93,710	4,621
Invesco Ltd.	123,500	4,495
Capital One Financial Corp.	55,720	4,269
NASDAQ OMX Group Inc.	102,740	4,089
Moody's Corp.	51,400	4,033
People's United Financial Inc.	231,042	3,493
US Bancorp	77,734	3,141
Loews Corp.	62,330	3,007
Torchmark Corp.	36,470	2,850
Kimco Realty Corp.	130,600	2,579
Apartment Investment & Management Co. Class A	93,300	2,417
Cincinnati Financial Corp.	42,500	2,226
Host Hotels & Resorts Inc.	110,300	2,144
First Horizon National Corp.	178,480	2,079
M&T Bank Corp.	16,959	1,974
* Realogy Holdings Corp.	39,700	1,964
Granite REIT	47,800	1,744
Leucadia National Corp.	60,857	1,725
Northern Trust Corp.	23,530	1,456

ACE Ltd.	13,100	1,356
American Tower Corporation	13,875	1,108
* Genworth Financial Inc. Class A	69,350	1,077
Hartford Financial Services Group Inc.	27,160	984
Erie Indemnity Co. Class A	8,985	657
BlackRock Inc.	1,700	538
Symetra Financial Corp.	25,200	478
RenaissanceRe Holdings Ltd.	4,771	464
* NewStar Financial Inc.	22,800	405
Spirit Realty Capital Inc.	40,803	401
* Ocwen Financial Corp.	5,900	327
* PHH Corp.	12,600	307
PS Business Parks Inc.	3,600	275
* Alleghany Corp.	546	218
* Third Point Reinsurance Ltd.	11,126	206
* FelCor Lodging Trust Inc.	24,890	203
Healthcare Trust of America Inc. Class A	19,833	195
Endurance Specialty Holdings Ltd.	2,100	123
CIT Group Inc.	2,000	104
Equity Lifestyle Properties Inc.	2,800	102
CorEnergy Infrastructure Trust Inc.	6,019	43
PacWest Bancorp	800	34
* Southwest Bancorp Inc.	1,900	30
Geo Group Inc.	800	26
* Brixmor Property Group Inc.	1,200	24
Empire State Realty Trust Inc.	1,297	20
* Tree.com Inc.	600	20
ZAIS Financial Corp.	771	12
Parkway Properties Inc.	600	12
Allied World Assurance Co. Holdings AG	100	11
* Suffolk Bancorp	300	6
Old Republic International Corp.	118	2
SI Financial Group Inc.	100	1
		824,802
Health Care (13.5%)
Johnson & Johnson	1,220,896	111,822
Merck & Co. Inc.	1,147,356	57,425
Eli Lilly & Co.	721,646	36,804
Pfizer Inc.	1,190,197	36,456
AbbVie Inc.	663,203	35,024
Medtronic Inc.	555,365	31,872
* Celgene Corp.	177,792	30,040
* Express Scripts Holding Co.	416,235	29,236
Cigna Corp.	270,237	23,640
McKesson Corp.	142,240	22,958
UnitedHealth Group Inc.	303,742	22,872
Cardinal Health Inc.	339,390	22,675
* Biogen Idec Inc.	79,750	22,310
* Mylan Inc.	502,210	21,796
WellPoint Inc.	222,460	20,553
Thermo Fisher Scientific Inc.	151,710	16,893
* Gilead Sciences Inc.	205,330	15,431
Amgen Inc.	121,590	13,881
* Boston Scientific Corp.	1,014,020	12,189
Abbott Laboratories	315,393	12,089
* Hospira Inc.	266,020	10,981
* DaVita HealthCare Partners Inc.	166,880	10,575

*	Perrigo Co. plc	67,500	10,359
	Zoetis Inc.	300,500	9,823
*	Laboratory Corp. of America Holdings	100,710	9,202
	Agilent Technologies Inc.	146,700	8,390
	Bristol-Myers Squibb Co.	151,612	8,058
	Allergan Inc.	70,470	7,828
	Humana Inc.	72,000	7,432
	Baxter International Inc.	98,527	6,853
*	Tenet Healthcare Corp.	153,706	6,474
	AmerisourceBergen Corp. Class A	88,470	6,220
*	Vertex Pharmaceuticals Inc.	75,250	5,591
	Quest Diagnostics Inc.	98,180	5,257
*	CareFusion Corp.	115,757	4,609
	Covidien plc	60,400	4,113
	Becton Dickinson and Co.	34,202	3,779
*	Edwards Lifesciences Corp.	50,280	3,306
	PerkinElmer Inc.	76,001	3,134
*	Health Net Inc.	44,500	1,320
*	Dynavax Technologies Corp.	564,900	1,107
*	BioCryst Pharmaceuticals Inc.	140,800	1,070
*	Forest Laboratories Inc.	16,500	991
*	Valeant Pharmaceuticals International Inc.	7,100	834
*	Sarepta Therapeutics Inc.	31,100	634
*	Keryx Biopharmaceuticals Inc.	47,800	619
*	Theravance Inc.	16,700	595
	HealthSouth Corp.	17,500	583
	Universal Health Services Inc. Class B	6,400	520
*	Mallinckrodt plc	7,540	394
*	Repros Therapeutics Inc.	21,100	386
*	BioTelemetry Inc.	45,500	361
*	Amedisys Inc.	24,600	360
	Pozen Inc.	41,700	335
*	Puma Biotechnology Inc.	2,900	300
*	Medivation Inc.	4,680	299
*	Pain Therapeutics Inc.	58,743	285
*	Zogenix Inc.	77,200	266
*	Achillion Pharmaceuticals Inc.	79,832	265
*	Amicus Therapeutics Inc.	100,778	237
*	Brookdale Senior Living Inc. Class A	7,300	198
*	XenoPort Inc.	33,260	191
*	Agenus Inc.	64,200	169
	Patterson Cos. Inc.	3,820	157
*	Omeros Corp.	13,600	154
*	Vivus Inc.	16,600	151
*	Synta Pharmaceuticals Corp.	28,400	149
*	Medical Action Industries Inc.	17,328	148
*	Sunesis Pharmaceuticals Inc.	29,714	141
*	Geron Corp.	29,500	140
*	Orexigen Therapeutics Inc.	18,707	105
*	Horizon Pharma Inc.	11,100	85
*	Arena Pharmaceuticals Inc.	14,300	84
*	LCA-Vision Inc.	20,300	79
	Teleflex Inc.	828	78
*	Insys Therapeutics Inc.	1,600	62
*,^ Idenix Pharmaceuticals Inc.		9,582	57
*	Zalicus Inc.	43,200	48
*	Cell Therapeutics Inc.	19,900	38

* Oncothyreon Inc.	21,154	37
* Celsion Corp.	9,535	37
* VCA Antech Inc.	1,100	35
* GTx Inc.	17,800	29
* Cleveland Biolabs Inc.	23,400	27
* Arqule Inc.	10,700	23
* Auxilium Pharmaceuticals Inc.	900	19
* Rigel Pharmaceuticals Inc.	6,300	18
* Stemline Therapeutics Inc.	900	18
* Vical Inc.	11,200	13
* Karyopharm Therapeutics Inc.	500	11
* Progenics Pharmaceuticals Inc.	2,132	11
* Nektar Therapeutics	900	10
* Biodel Inc.	3,900	9
* Epizyme Inc.	400	8
* Aerie Pharmaceuticals Inc.	400	7
* AcelRx Pharmaceuticals Inc.	500	6
* Hansen Medical Inc.	3,199	6
* Affymax Inc.	6,500	5
* AVEO Pharmaceuticals Inc.	2,413	4
* Discovery Laboratories Inc.	1,902	4
* Baxano Surgical Inc.	3,480	4
Myrexis Inc.	1,550	—
		742,286
Industrials (11.5%)
General Electric Co.	4,024,540	112,808
General Dynamics Corp.	455,359	43,510
Boeing Co.	308,310	42,081
Lockheed Martin Corp.	229,763	34,157
United Parcel Service Inc. Class B	242,009	25,430
Emerson Electric Co.	322,496	22,633
Tyco International Ltd.	532,657	21,860
Union Pacific Corp.	128,876	21,651
Dun & Bradstreet Corp.	167,380	20,546
Raytheon Co.	212,296	19,255
United Technologies Corp.	167,056	19,011
CSX Corp.	559,962	16,110
Honeywell International Inc.	154,580	14,124
ADT Corp.	335,600	13,582
Deere & Co.	144,272	13,176
Northrop Grumman Corp.	109,900	12,596
Delta Air Lines Inc.	454,300	12,480
Republic Services Inc. Class A	372,132	12,355
Rockwell Automation Inc.	99,600	11,769
FedEx Corp.	80,250	11,538
Snap-on Inc.	88,170	9,656
Danaher Corp.	122,531	9,459
Ingersoll-Rand plc	145,310	8,951
Ryder System Inc.	102,530	7,565
L-3 Communications Holdings Inc.	70,545	7,538
Caterpillar Inc.	73,201	6,647
Pitney Bowes Inc.	282,937	6,592
Southwest Airlines Co.	341,251	6,429
3M Co.	45,020	6,314
Stanley Black & Decker Inc.	73,290	5,914
Textron Inc.	152,320	5,599
Rockwell Collins Inc.	74,590	5,514

Xylem Inc.	153,444	5,309
Pentair Ltd.	66,800	5,188
Joy Global Inc.	79,970	4,678
Masco Corp.	171,760	3,911
Waste Management Inc.	73,890	3,316
Nielsen Holdings NV	71,220	3,268
* Allegion plc	70,786	3,128
CH Robinson Worldwide Inc.	52,920	3,087
PACCAR Inc.	49,910	2,953
Norfolk Southern Corp.	24,150	2,242
Iron Mountain Inc.	73,476	2,230
Roper Industries Inc.	10,963	1,520
* Spirit Aerosystems Holdings Inc. Class A	42,300	1,442
Flowserve Corp.	17,220	1,358
Equifax Inc.	16,380	1,132
Cintas Corp.	9,000	536
Babcock & Wilcox Co.	12,353	422
* ARC Document Solutions Inc.	36,731	302
RR Donnelley & Sons Co.	12,489	253
* Engility Holdings Inc.	5,677	190
* Spirit Airlines Inc.	4,162	189
* Meritor Inc.	11,000	115
* AerCap Holdings NV	1,000	38
* Box Ships Inc.	11,400	38
* Federal Signal Corp.	2,338	34
Intersections Inc.	4,360	34
Cummins Inc.	200	28
* DXP Enterprises Inc.	100	12
Safe Bulkers Inc.	1,100	11
Argan Inc.	400	11
* CRA International Inc.	200	4
* MRC Global Inc.	100	3
		633,832
Information Technology (15.4%)
Apple Inc.	306,304	171,870
International Business Machines Corp.	309,234	58,003
* Google Inc. Class A	51,619	57,850
Microsoft Corp.	1,500,981	56,182
Hewlett-Packard Co.	1,558,998	43,621
MasterCard Inc. Class A	43,880	36,660
Xerox Corp.	2,414,048	29,379
Intel Corp.	1,061,446	27,555
Computer Sciences Corp.	435,233	24,321
EMC Corp.	911,270	22,918
Oracle Corp.	547,455	20,946
Motorola Solutions Inc.	291,680	19,688
Texas Instruments Inc.	412,052	18,093
Western Digital Corp.	212,675	17,843
Fidelity National Information Services Inc.	329,555	17,691
Visa Inc. Class A	78,000	17,369
Symantec Corp.	615,910	14,523
Cisco Systems Inc.	614,537	13,796
* VeriSign Inc.	201,100	12,022
Seagate Technology plc	210,260	11,808
Intuit Inc.	149,000	11,372
LSI Corp.	1,006,470	11,091
CA Inc.	302,100	10,166

* First Solar Inc.	185,270	10,123
Western Union Co.	577,262	9,958
* Electronic Arts Inc.	406,500	9,325
Broadcom Corp. Class A	299,130	8,869
Harris Corp.	120,720	8,427
* Autodesk Inc.	156,500	7,877
* Lam Research Corp.	139,030	7,570
* Red Hat Inc.	119,600	6,702
* Yahoo! Inc.	154,971	6,267
* Fiserv Inc.	104,760	6,186
* Facebook Inc. Class A	93,245	5,097
QUALCOMM Inc.	58,600	4,351
* Micron Technology Inc.	173,300	3,771
* Teradata Corp.	80,306	3,653
* Cognizant Technology Solutions Corp. Class A	35,000	3,534
* Juniper Networks Inc.	153,140	3,456
Accenture plc Class A	37,179	3,057
TE Connectivity Ltd.	49,100	2,706
NetApp Inc.	60,060	2,471
* AOL Inc.	37,800	1,762
* CoreLogic Inc.	46,700	1,659
Corning Inc.	71,580	1,276
* Teradyne Inc.	50,840	896
Automatic Data Processing Inc.	10,700	865
* Zynga Inc. Class A	186,300	708
* Akamai Technologies Inc.	12,050	569
IAC/InterActiveCorp	7,353	505
* FleetCor Technologies Inc.	4,000	469
Applied Materials Inc.	20,300	359
* NCR Corp.	8,500	290
* Aeroflex Holding Corp.	35,384	230
* Mellanox Technologies Ltd.	4,895	196
* Polycom Inc.	11,200	126
Marvell Technology Group Ltd.	7,700	111
* Silicon Image Inc.	12,800	79
* Quantum Corp.	61,000	73
* Net 1 UEPS Technologies Inc.	8,000	70
* Zebra Technologies Corp.	1,085	59
* Sigma Designs Inc.	11,500	54
* Lionbridge Technologies Inc.	8,800	52
* Global Cash Access Holdings Inc.	4,653	47
* MaxLinear Inc.	4,414	46
* Tremor Video Inc.	7,592	44
* OmniVision Technologies Inc.	1,900	33
* YuMe Inc.	4,050	30
* NCI Inc. Class A	3,244	21
* Orbotech Ltd.	1,100	15
* Agilysys Inc.	983	14
* Mattson Technology Inc.	3,800	10
* Identive Group Inc.	17,600	10
* Novatel Wireless Inc.	2,768	7
* UTStarcom Holdings Corp.	1,453	4
* Amtech Systems Inc.	500	3
* Dynamics Research Corp.	300	3
FLIR Systems Inc.	100	3
Pulse Electronics Corp.	540	2

* Smith Micro Software Inc.	969	1
		848,868
Materials (3.6%)
EI du Pont de Nemours & Co.	385,480	25,045
Monsanto Co.	177,400	20,676
Sealed Air Corp.	585,581	19,939
Dow Chemical Co.	428,747	19,036
LyondellBasell Industries NV Class A	196,100	15,743
Eastman Chemical Co.	172,520	13,922
* Owens-Illinois Inc.	338,792	12,122
PPG Industries Inc.	62,655	11,883
Avery Dennison Corp.	222,211	11,153
International Paper Co.	222,500	10,909
Valspar Corp.	132,297	9,431
Ball Corp.	156,036	8,061
Newmont Mining Corp.	199,910	4,604
Mosaic Co.	93,400	4,415
Alcoa Inc.	243,490	2,588
FMC Corp.	27,821	2,099
Freeport-McMoRan Copper & Gold Inc.	55,463	2,093
Nucor Corp.	33,180	1,771
Vulcan Materials Co.	17,141	1,019
* Mercer International Inc.	44,616	445
Praxair Inc.	1,917	249
Axiall Corp.	4,900	233
Mesabi Trust	4,867	108
* American Pacific Corp.	1,000	37
Worthington Industries Inc.	500	21
* Tanzanian Royalty Exploration Corp.	5,600	10
* Rare Element Resources Ltd.	4,306	7
* Golden Star Resources Ltd.	14,119	6
* Vista Gold Corp.	4,200	2
		197,627
Other (0.2%)
SPDR S&P 500 ETF Trust	61,800	11,413

Telecommunication Services (2.5%)
AT&T Inc.	2,020,838	71,053
Verizon Communications Inc.	809,259	39,767
CenturyLink Inc.	611,786	19,485
* Sprint Corp.	360,105	3,871
Frontier Communications Corp.	790,355	3,675
Windstream Holdings Inc.	306,000	2,442
* Crown Castle International Corp.	10,050	738
Inteliquent Inc.	1,100	13
		141,044
Utilities (2.8%)
AES Corp.	2,312,794	33,559
Exelon Corp.	728,680	19,958
Dominion Resources Inc.	284,664	18,415
PG&E Corp.	346,863	13,972
Ameren Corp.	366,188	13,241
Edison International	224,000	10,371
Northeast Utilities	211,532	8,967
NiSource Inc.	256,600	8,437
AGL Resources Inc.	150,800	7,122

Southern Co.			167,058	6,868
FirstEnergy Corp.			70,670	2,331
CMS Energy Corp.			64,725	1,733
PPL Corp.			57,000	1,715
American Electric Power Co. Inc.			29,290	1,369
Entergy Corp.			16,910	1,070
Duke Energy Corp.			12,830	885
ONEOK Inc.			13,430	835
CenterPoint Energy Inc.			34,450	799
Xcel Energy Inc.			23,000	643
Pinnacle West Capital Corp.			9,379	496
Atlantic Power Corp.			8,105	28
Pattern Energy Group Inc.			500	15
				152,829
Total Common Stocks (Cost $4,388,038)				5,349,908
	Coupon
Temporary Cash Investments (3.0%)[1]
Money Market Fund (2.9%)
[2,3] Vanguard Market Liquidity Fund	0.125%		157,654,804	157,655

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.100%-0.190%	1/15/14	1,100	1,100
[4,5] Federal Home Loan Bank Discount Notes	0.070%	2/5/14	5,000	4,999
[4,5] Federal Home Loan Bank Discount Notes	0.070%	3/12/14	300	300
5 United States Treasury Note/Bond	1.750%	3/31/14	1,000	1,004
				7,403
Total Temporary Cash Investments (Cost $165,059)				165,058
Total Investments (100.1%) (Cost $4,553,097)				5,514,966
Other Assets and Liabilities-Net (-0.1%)[3]				(8,131)
Net Assets (100%)				5,506,835

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $111,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.3%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $120,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5	Securities with a value of $7,103,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York StockExchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Growth and Income Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,349,908	—	—
Temporary Cash Investments	157,655	7,403	—
Futures Contracts—Assets[1]	518	—	—
Total	5,508,081	7,403	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)

Growth and Income Fund

S&P 500 Index	March 2014	255	117,370	4,553
E-mini S&P 500 Index	March 2014	344	31,667	720
				5,273

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2013, the cost of investment securities for tax purposes was $4,553,097,000. Net unrealized appreciation of investment securities for tax purposes was $961,869,000, consisting of unrealized gains of $996,728,000 on securities that had risen in value since their purchase and $34,859,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Broad Market Fund

Schedule of Investments
As of December 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (13.4%)
	Comcast Corp. Class A	119,291	6,199
	Home Depot Inc.	68,400	5,632
	TJX Cos. Inc.	64,300	4,098
	Starbucks Corp.	52,200	4,092
	Lowe's Cos. Inc.	82,200	4,073
	NIKE Inc. Class B	51,400	4,042
	Viacom Inc. Class B	43,600	3,808
	CBS Corp. Class B	58,900	3,754
	Whirlpool Corp.	20,700	3,247
	Macy's Inc.	59,800	3,193
	Gap Inc.	73,100	2,857
	Goodyear Tire & Rubber Co.	118,600	2,829
*	O'Reilly Automotive Inc.	21,900	2,819
*	Red Robin Gourmet Burgers Inc.	33,900	2,493
	Brinker International Inc.	43,800	2,030
	Time Warner Inc.	22,700	1,583
	Las Vegas Sands Corp.	19,100	1,506
	Johnson Controls Inc.	25,600	1,313
	Starwood Hotels & Resorts Worldwide Inc.	14,900	1,184
	Hanesbrands Inc.	16,500	1,159
	Gannett Co. Inc.	38,300	1,133
	Wynn Resorts Ltd.	5,700	1,107
*	Jack in the Box Inc.	19,800	990
	Brunswick Corp.	21,000	967
*	DIRECTV	13,500	933
	Dillard's Inc. Class A	7,600	739
*	Amazon.com Inc.	1,800	718
	GameStop Corp. Class A	13,100	645
	Walt Disney Co.	5,700	435
	Time Warner Cable Inc.	3,200	434
	Cracker Barrel Old Country Store Inc.	3,100	341
*	Starz	4,682	137
			70,490
Consumer Staples (8.9%)
	PepsiCo Inc.	68,500	5,681
	CVS Caremark Corp.	65,000	4,652
	Altria Group Inc.	119,200	4,576
	Archer-Daniels-Midland Co.	78,500	3,407
	Procter & Gamble Co.	39,351	3,204
	Kraft Foods Group Inc.	59,400	3,203
	Nu Skin Enterprises Inc. Class A	22,300	3,082
	Kroger Co.	77,300	3,056
	Tyson Foods Inc. Class A	81,900	2,740
	Kimberly-Clark Corp.	24,600	2,570
*	Pilgrim's Pride Corp.	145,250	2,360
	Walgreen Co.	35,700	2,051
	Energizer Holdings Inc.	15,900	1,721
	Coca-Cola Co.	33,780	1,395

Philip Morris International Inc.	14,550	1,268
* USANA Health Sciences Inc.	9,700	733
Wal-Mart Stores Inc.	8,465	666
* Rite Aid Corp.	65,000	329
Sanderson Farms Inc.	3,900	282
		46,976
Energy (8.8%)
Exxon Mobil Corp.	86,220	8,725
ConocoPhillips	68,240	4,821
Chevron Corp.	32,565	4,068
EOG Resources Inc.	22,000	3,693
Anadarko Petroleum Corp.	41,100	3,260
Hess Corp.	39,100	3,245
Devon Energy Corp.	51,600	3,193
Helmerich & Payne Inc.	37,000	3,111
Chesapeake Energy Corp.	108,700	2,950
Murphy Oil Corp.	38,800	2,517
Cimarex Energy Co.	22,800	2,392
Occidental Petroleum Corp.	20,200	1,921
Phillips 66	13,870	1,070
* Matador Resources Co.	35,000	652
Schlumberger Ltd.	5,810	524
		46,142
Financials (16.8%)
Wells Fargo & Co.	181,370	8,234
American Express Co.	54,100	4,909
Goldman Sachs Group Inc.	27,200	4,821
Morgan Stanley	120,600	3,782
State Street Corp.	49,800	3,655
PNC Financial Services Group Inc.	46,600	3,615
Travelers Cos. Inc.	38,500	3,486
Ameriprise Financial Inc.	29,600	3,405
Fifth Third Bancorp	157,000	3,302
Lincoln National Corp.	63,400	3,273
Allstate Corp.	59,800	3,262
Citigroup Inc.	54,300	2,830
* Berkshire Hathaway Inc. Class B	23,500	2,786
Everest Re Group Ltd.	17,800	2,774
JPMorgan Chase & Co.	47,336	2,768
Discover Financial Services	45,400	2,540
* Portfolio Recovery Associates Inc.	47,200	2,494
Regions Financial Corp.	229,400	2,269
Bank of America Corp.	109,900	1,711
* World Acceptance Corp.	19,156	1,677
US Bancorp	40,250	1,626
Public Storage	10,400	1,565
Host Hotels & Resorts Inc.	71,400	1,388
XL Group plc Class A	40,400	1,286
RLJ Lodging Trust	50,400	1,226
Nelnet Inc. Class A	27,800	1,172
Plum Creek Timber Co. Inc.	23,700	1,102
Ventas Inc.	19,000	1,088
Assurant Inc.	16,200	1,075
Omega Healthcare Investors Inc.	34,900	1,040
Corrections Corp. of America	31,800	1,020
Geo Group Inc.	31,600	1,018

Kimco Realty Corp.	48,700	962
Brandywine Realty Trust	64,400	907
Weingarten Realty Investors	31,500	864
Retail Properties of America Inc.	66,900	851
Spirit Realty Capital Inc.	46,200	454
* Howard Hughes Corp.	3,700	444
* Realogy Holdings Corp.	8,800	435
Simon Property Group Inc.	2,200	335
Platinum Underwriters Holdings Ltd.	4,300	264
Regency Centers Corp.	5,500	255
Hospitality Properties Trust	8,700	235
General Growth Properties Inc.	7,200	145
		88,350
Health Care (13.5%)
Johnson & Johnson	97,407	8,921
AbbVie Inc.	93,600	4,943
* Celgene Corp.	27,300	4,613
* Biogen Idec Inc.	15,600	4,364
Medtronic Inc.	71,300	4,092
McKesson Corp.	22,900	3,696
Eli Lilly & Co.	69,220	3,530
Cigna Corp.	40,100	3,508
Pfizer Inc.	106,258	3,255
WellPoint Inc.	35,200	3,252
Cardinal Health Inc.	47,900	3,200
* Endo Health Solutions Inc.	46,200	3,117
* CareFusion Corp.	69,300	2,759
* Mylan Inc.	63,100	2,739
Omnicare Inc.	44,600	2,692
* Covance Inc.	26,200	2,307
* Charles River Laboratories International Inc.	42,600	2,259
* Gilead Sciences Inc.	25,600	1,924
Abbott Laboratories	38,000	1,457
Merck & Co. Inc.	21,283	1,065
* Boston Scientific Corp.	81,100	975
* PAREXEL International Corp.	17,300	782
Amgen Inc.	6,500	742
* United Therapeutics Corp.	3,700	418
ResMed Inc.	5,900	278
		70,888
Industrials (11.7%)
General Electric Co.	356,980	10,006
Boeing Co.	39,950	5,453
Union Pacific Corp.	28,200	4,738
Lockheed Martin Corp.	27,100	4,029
Raytheon Co.	40,500	3,673
Northrop Grumman Corp.	31,030	3,556
General Dynamics Corp.	36,600	3,497
Delta Air Lines Inc.	124,200	3,412
Towers Watson & Co. Class A	25,400	3,241
Generac Holdings Inc.	51,000	2,889
Masco Corp.	125,700	2,862
Honeywell International Inc.	27,000	2,467
Alaska Air Group Inc.	32,300	2,370
Rockwell Automation Inc.	17,500	2,068
Dun & Bradstreet Corp.	14,900	1,829

United Parcel Service Inc. Class B	17,300	1,818
Flowserve Corp.	21,900	1,726
Deluxe Corp.	18,300	955
L-3 Communications Holdings Inc.	6,800	727
		61,316
Information Technology (17.7%)
Apple Inc.	18,720	10,504
International Business Machines Corp.	33,442	6,273
MasterCard Inc. Class A	6,550	5,472
* Facebook Inc. Class A	94,700	5,176
Microsoft Corp.	136,897	5,124
* Google Inc. Class A	4,150	4,651
Hewlett-Packard Co.	153,300	4,289
Texas Instruments Inc.	83,100	3,649
* Alliance Data Systems Corp.	12,900	3,392
Western Digital Corp.	38,900	3,264
Motorola Solutions Inc.	44,200	2,984
* Unisys Corp.	88,000	2,954
Computer Sciences Corp.	50,800	2,839
Symantec Corp.	115,700	2,728
* Gartner Inc.	37,400	2,657
Heartland Payment Systems Inc.	50,900	2,537
Anixter International Inc.	27,400	2,462
Fidelity National Information Services Inc.	39,000	2,094
* Manhattan Associates Inc.	16,600	1,950
Harris Corp.	27,900	1,948
Jack Henry & Associates Inc.	30,100	1,782
* Freescale Semiconductor Ltd.	110,900	1,780
* Electronic Arts Inc.	74,000	1,698
* Brocade Communications Systems Inc.	148,800	1,320
* VMware Inc. Class A	12,800	1,148
Intuit Inc.	15,000	1,145
* ON Semiconductor Corp.	134,400	1,107
MAXIMUS Inc.	22,200	977
* Cirrus Logic Inc.	40,800	834
Cisco Systems Inc.	36,650	823
Oracle Corp.	15,848	606
* Sanmina Corp.	31,400	524
Intel Corp.	19,390	503
* CommVault Systems Inc.	5,100	382
QUALCOMM Inc.	4,500	334
LSI Corp.	27,500	303
* Applied Micro Circuits Corp.	21,700	290
Broadridge Financial Solutions Inc.	7,300	288
Applied Materials Inc.	15,000	265
* Silicon Image Inc.	30,000	185
		93,241
Materials (3.5%)
PPG Industries Inc.	18,650	3,537
International Paper Co.	65,800	3,226
Dow Chemical Co.	53,900	2,393
Sherwin-Williams Co.	9,900	1,817
EI du Pont de Nemours & Co.	26,700	1,735
Packaging Corp. of America	26,800	1,696
Avery Dennison Corp.	29,100	1,460
LyondellBasell Industries NV Class A	16,400	1,317

Westlake Chemical Corp.			8,800	1,074
Schweitzer-Mauduit International Inc.			3,900	201
				18,456
Telecommunication Services (2.4%)
AT&T Inc.			188,729	6,636
Verizon Communications Inc.			122,657	6,027
				12,663
Utilities (2.8%)
Exelon Corp.			114,300	3,131
AES Corp.			192,700	2,796
Edison International			57,600	2,667
PG&E Corp.			56,900	2,292
UGI Corp.			39,900	1,654
Dominion Resources Inc.			14,000	906
Ameren Corp.			18,900	683
Black Hills Corp.			6,100	320
				14,449
Total Common Stocks (Cost $391,341)				522,971
	Coupon
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.4%)
2 Vanguard Market Liquidity Fund	0.125%		7,422,045	7,422

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4] Freddie Mac Discount Notes	0.080%	2/10/14	200	200
[3,4] Freddie Mac Discount Notes	0.070%	3/31/14	100	100
				300
Total Temporary Cash Investments (Cost $7,722)				7,722
Total Investments (101.0%) (Cost $399,063)				530,693
Other Assets and Liabilities-Net (-1.0%)				(5,332)
Net Assets (100%)				525,361

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that

Structured Broad Market Fund

fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	522,971	—	—
Temporary Cash Investments	7,422	300	—
Futures Contracts—Assets[1]	8	—	—
Total	530,401	300	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Structured Broad Market Fund

At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2014	21	1,933	55
S&P 500 Index	March 2014	1	460	17
				72

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2013, the cost of investment securities for tax purposes was $399,063,000. Net unrealized appreciation of investment securities for tax purposes was $131,630,000, consisting of unrealized gains of $133,305,000 on securities that had risen in value since their purchase and $1,675,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Equity Fund

Schedule of Investments
As of December 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (12.4%)
Comcast Corp. Class A	178,100	9,255
Home Depot Inc.	109,275	8,998
Lowe's Cos. Inc.	122,850	6,087
NIKE Inc. Class B	71,100	5,591
Viacom Inc. Class B	61,500	5,371
Wynn Resorts Ltd.	23,700	4,603
TJX Cos. Inc.	67,200	4,283
Whirlpool Corp.	27,300	4,282
* O'Reilly Automotive Inc.	31,900	4,106
* DIRECTV	55,900	3,862
Starwood Hotels & Resorts Worldwide Inc.	48,400	3,845
GameStop Corp. Class A	66,700	3,286
Macy's Inc.	58,600	3,129
Gap Inc.	76,800	3,001
CBS Corp. Class B	43,480	2,771
* Amazon.com Inc.	6,300	2,512
Ford Motor Co.	151,500	2,338
Johnson Controls Inc.	34,700	1,780
Walt Disney Co.	21,979	1,679
Goodyear Tire & Rubber Co.	70,000	1,670
BorgWarner Inc.	28,000	1,566
Time Warner Cable Inc.	11,200	1,518
H&R Block Inc.	38,700	1,124
McDonald's Corp.	10,147	985
PetSmart Inc.	10,300	749
Gannett Co. Inc.	21,200	627
Comcast Corp.	10,525	525
Target Corp.	2,800	177
		89,720
Consumer Staples (9.4%)
PepsiCo Inc.	109,592	9,090
Altria Group Inc.	184,200	7,072
CVS Caremark Corp.	98,800	7,071
Procter & Gamble Co.	80,594	6,561
Kimberly-Clark Corp.	52,000	5,432
Archer-Daniels-Midland Co.	119,200	5,173
Kraft Foods Group Inc.	89,266	4,813
Kroger Co.	108,800	4,301
Hershey Co.	40,100	3,899
Walgreen Co.	59,000	3,389
Coca-Cola Co.	79,880	3,300
Philip Morris International Inc.	31,736	2,765
Wal-Mart Stores Inc.	26,946	2,120
Tyson Foods Inc. Class A	59,800	2,001
General Mills Inc.	28,500	1,422
Colgate-Palmolive Co.	3,300	215
		68,624

Energy (10.2%)
Exxon Mobil Corp.	154,239	15,609
Chevron Corp.	79,456	9,925
ConocoPhillips	103,159	7,288
Occidental Petroleum Corp.	71,700	6,819
Schlumberger Ltd.	70,325	6,337
EOG Resources Inc.	33,500	5,622
Anadarko Petroleum Corp.	61,900	4,910
Devon Energy Corp.	74,600	4,615
Hess Corp.	55,300	4,590
Chesapeake Energy Corp.	153,600	4,169
Helmerich & Payne Inc.	33,500	2,817
Phillips 66	17,479	1,348
		74,049
Financials (15.5%)
Wells Fargo & Co.	282,635	12,832
Goldman Sachs Group Inc.	40,100	7,108
Citigroup Inc.	132,025	6,880
American Express Co.	75,100	6,814
JPMorgan Chase & Co.	100,379	5,870
Morgan Stanley	181,300	5,686
Travelers Cos. Inc.	57,100	5,170
Ameriprise Financial Inc.	43,400	4,993
Bank of America Corp.	310,953	4,842
Allstate Corp.	80,700	4,401
Fifth Third Bancorp	203,500	4,280
* Berkshire Hathaway Inc. Class B	33,205	3,937
Prudential Financial Inc.	38,700	3,569
BlackRock Inc.	9,200	2,911
Regions Financial Corp.	265,600	2,627
Public Storage	17,100	2,574
Lincoln National Corp.	46,200	2,385
Comerica Inc.	49,100	2,334
Simon Property Group Inc.	13,600	2,069
* Berkshire Hathaway Inc. Class A	11	1,957
Plum Creek Timber Co. Inc.	40,350	1,877
Ventas Inc.	30,800	1,764
State Street Corp.	23,900	1,754
* E*TRADE Financial Corp.	76,200	1,497
ACE Ltd.	12,100	1,253
Discover Financial Services	21,350	1,194
US Bancorp	28,600	1,155
PNC Financial Services Group Inc.	14,800	1,148
Kimco Realty Corp.	57,200	1,130
Assurant Inc.	15,500	1,029
Apartment Investment & Management Co. Class A	38,800	1,005
Chubb Corp.	10,000	966
Host Hotels & Resorts Inc.	47,300	919
Capital One Financial Corp.	9,700	743
Invesco Ltd.	20,000	728
Aflac Inc.	10,700	715
Legg Mason Inc.	8,000	348
		112,464
Health Care (13.1%)
Johnson & Johnson	163,146	14,943
Pfizer Inc.	273,275	8,370

AbbVie Inc.	142,168	7,508
* Celgene Corp.	41,600	7,029
Medtronic Inc.	106,600	6,118
Eli Lilly & Co.	108,787	5,548
McKesson Corp.	33,900	5,471
* Gilead Sciences Inc.	68,100	5,118
WellPoint Inc.	53,700	4,961
Cigna Corp.	56,600	4,951
* Express Scripts Holding Co.	61,900	4,348
* CareFusion Corp.	85,700	3,413
* Biogen Idec Inc.	11,100	3,105
Merck & Co. Inc.	53,744	2,690
* Mylan Inc.	57,900	2,513
Cardinal Health Inc.	33,500	2,238
Thermo Fisher Scientific Inc.	16,100	1,793
Abbott Laboratories	44,900	1,721
Amgen Inc.	9,700	1,107
Zoetis Inc.	24,000	785
UnitedHealth Group Inc.	10,000	753
Bristol-Myers Squibb Co.	4,000	213
* Boston Scientific Corp.	17,100	205
		94,901
Industrials (11.2%)
General Electric Co.	519,922	14,573
Boeing Co.	59,400	8,107
Lockheed Martin Corp.	38,900	5,783
General Dynamics Corp.	55,000	5,255
United Parcel Service Inc. Class B	49,721	5,225
Raytheon Co.	57,600	5,224
Northrop Grumman Corp.	44,716	5,125
Delta Air Lines Inc.	172,800	4,747
Emerson Electric Co.	60,400	4,239
L-3 Communications Holdings Inc.	37,900	4,050
Dun & Bradstreet Corp.	30,700	3,768
Union Pacific Corp.	19,900	3,343
Ingersoll-Rand plc	52,300	3,222
Honeywell International Inc.	30,300	2,769
Southwest Airlines Co.	142,800	2,690
United Technologies Corp.	8,986	1,023
Rockwell Automation Inc.	8,400	993
CSX Corp.	30,400	875
3M Co.	5,000	701
		81,712
Information Technology (18.1%)
Apple Inc.	33,382	18,731
International Business Machines Corp.	65,040	12,200
Microsoft Corp.	270,941	10,141
* Google Inc. Class A	8,705	9,756
MasterCard Inc. Class A	9,200	7,686
Hewlett-Packard Co.	226,950	6,350
Texas Instruments Inc.	131,000	5,752
Western Digital Corp.	56,600	4,749
Seagate Technology plc	82,200	4,616
Motorola Solutions Inc.	66,250	4,472
Xerox Corp.	358,700	4,365
Symantec Corp.	184,000	4,339

Computer Sciences Corp.	76,100	4,252
*	Micron Technology Inc.	195,200	4,248
*	Electronic Arts Inc.	179,800	4,125
Western Union Co.	234,500	4,045
Fidelity National Information Services Inc.	73,200	3,929
Intuit Inc.	35,000	2,671
Oracle Corp.	53,488	2,046
Intel Corp.	69,953	1,816
QUALCOMM Inc.	23,157	1,719
Applied Materials Inc.	95,700	1,693
Cisco Systems Inc.	71,215	1,599
CA Inc.	42,600	1,434
*	Facebook Inc. Class A	23,500	1,285
TE Connectivity Ltd.	19,000	1,047
Visa Inc. Class A	3,800	846
*	Fiserv Inc.	11,350	670
Accenture plc Class A	7,900	650
*	Cognizant Technology Solutions Corp. Class A	4,800	485
131,717
Materials (4.0%)
EI du Pont de Nemours & Co.	99,200	6,445
Dow Chemical Co.	124,800	5,541
LyondellBasell Industries NV Class A	67,000	5,379
PPG Industries Inc.	22,614	4,289
International Paper Co.	81,000	3,971
Avery Dennison Corp.	69,000	3,463
29,088
Telecommunication Services (2.8%)
AT&T Inc.	296,035	10,409
Verizon Communications Inc.	198,396	9,749
CenturyLink Inc.	7,500	239
20,397
Utilities (3.0%)
Dominion Resources Inc.	80,400	5,201
Exelon Corp.	167,200	4,580
Edison International	91,400	4,232
AES Corp.	276,900	4,018
AGL Resources Inc.	75,800	3,580
PG&E Corp.	5,600	225
Public Service Enterprise Group Inc.	5,800	186
22,022
Total Common Stocks (Cost $557,045)	724,694
Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
2	Vanguard Market Liquidity Fund	0.125%	1,659,409	1,659

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Federal Home Loan Bank Discount Notes	0.065%	1/31/14	200	200
Total Temporary Cash Investments (Cost $1,859)	1,859

Total Investments (100.0%) (Cost $558,904)	726,553
Other Assets and Liabilities-Net (0.0%)	138
Net Assets (100%)	726,691

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	724,694	—	—
Temporary Cash Investments	1,659	200	—
Futures Contracts—Assets[1]	6	—	—
Total	726,359	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may

Structured Large-Cap Equity Fund

seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2014	20	1,841	47

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2013, the cost of investment securities for tax purposes was $558,904,000. Net unrealized appreciation of investment securities for tax purposes was $167,649,000, consisting of unrealized gains of $169,848,000 on securities that had risen in value since their purchase and $2,199,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a)

Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a)	Certifications

By:	VANGUARD QUANTITATIVE FUNDS
/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	VANGUARD QUANTITATIVE FUNDS
/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 20, 2014

By:	VANGUARD QUANTITATIVE FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 20, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.